Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent	$ 332,011,036	$ 330,082,791
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	1,480,000	9,024,880
US Treasury Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent	332,008,544	330,085,541
Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	792,000	4,750,680
Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	688,000	4,274,200
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent		330,082,791
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		9,024,880
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		4,750,680
Fair Value, Recurring [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		4,274,200
Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	792,000	4,750,680
Level 1 [Member] | US Treasury Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent	332,008,544	330,085,541
Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	792,000	4,750,680
Level 1 [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 1 [Member] | Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent		330,082,791
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		4,750,680
Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		4,750,680
Level 1 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0
Level 2 [Member] | US Treasury Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent	0	0
Level 2 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0
Level 2 [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0
Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 2 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 2 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	688,000	4,274,200
Level 3 [Member] | US Treasury Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets Held-in-trust, Noncurrent	0	0
Level 3 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0
Level 3 [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 688,000	4,274,200
Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		4,274,200
Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		0
Level 3 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities		$ 4,274,200